SHAREHOLDERS' EQUITY - Result absorption (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY
Result absorption	R$ (2,816,393)	R$ 318,339
Reserve balances	317,144	3,080,619
Realization of deemed cost, net of taxes
SHAREHOLDERS' EQUITY
Result absorption	(52,918)	(68,424)
Tax incentives
SHAREHOLDERS' EQUITY
Result absorption	R$ (684,563)	288,557
Reserve balances		684,563
Special statutory reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Result absorption	R$ (242,612)	7,882
Reserve balances		242,612
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Result absorption	R$ (105,671)	15,917
Reserve balances	R$ 317,144	422,815
Reserve for capital increase
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	80.00%
Result absorption	R$ (1,730,629)	70,940
Reserve balances		1,730,629
Minimum mandatory dividends
SHAREHOLDERS' EQUITY
Result absorption		R$ 3,466